CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (20,163)	$ (11,094)	$ (14,083)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	3,773	3,633	3,543
Depreciation	1,106	658	370
Severance pay, net	120	(55)	59
Gain from sale of marketable securities	(436)	$ (2,345)	$ (3,711)
Loss from property and equipment disposals	$ 37
Change in fair value of exchange option and embedded derivatives within research and development funding arrangement		$ (269)	$ 811
Amortization of the Research and Development Component within research and development funding arrangement	$ (421)	$ (337)	(230)
Change in the fair value of liability with respect to outstanding options to non-employee			$ (104)
Loss in respect to Termination and Equity Conversion Agreement		$ 792
Increase in interest receivables from short-term bank deposits	$ (399)	$ (142)
Increase in trade receivable	(7,800)
Decrease (increase) in other accounts receivable and prepaid expenses	(777)	$ 1,168	$ (1,105)
Decrease in long-term prepaid expenses	7	152	202
Increase in trade payables and other accounts payable and accrued expenses	823	1,674	1,037
Increase (decrease) in deferred revenues	(1,477)	(4,983)	6,772
Net cash used in operating activities	(25,607)	(11,148)	(6,439)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	47,000	18,015	3,215
Investment in short-term and long-term bank deposits	(34,000)	(82,026)	(18,015)
Changes in restricted cash	(534)	(389)	(50)
Purchase of property and equipment	$ (3,120)	(1,896)	$ (328)
Increase in long-term lease deposits		(102)
Proceeds from sale of marketable securities	$ 423	2,309	$ 3,603
Net cash provided by (used in) investing activities	$ 9,769	(64,089)	(11,575)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net		$ 70,718	19,760
Proceeds from research and development funding arrangements			5,000
Proceeds from exercise of options	$ 972	$ 1,411	5,631
Net cash provided by financing activities	972	72,129	30,391
Increase (decrease) in cash and cash equivalents	(14,866)	(3,108)	12,377
Cash and cash equivalents at the beginning of the year	25,643	28,751	16,374
Cash and cash equivalents at the end of the year	10,777	25,643	$ 28,751
Supplemental disclosure of non-cash investing and financing activities:
Issuance of shares in respect to Termination and Equity Conversion Agreement		12,162
Change in receivables from foreign currency derivative contracts	(141)	$ 141
Other accounts payable from foreign currency derivative contracts	(19)
Purchase of property and equipment	1,321	$ 284
Cash paid (received) during the year for:
Income taxes		360	$ 500
Interest payments received from bank short-term deposits and cash equivalents	$ (415)	$ (235)	$ (112)